Additional cash flows information	6 Months Ended
Feb. 28, 2025
Additional cash flows information.
Additional cash flows information

21. Additional cash flows information

Financing and investing activities not involving cash:

	Six-month period	Six-month period
	ended February 28,	ended February 29,
	2025	2024
	$	$
Additions to right-of-use assets	62,296	38,283
Lease termination	46,291	—
Initial recognition of derivative liabilities	3,188,389	—
Conversion of Series A & B Convertible Preferred Shares	435,763	—